CAPITAL AND RESERVES - Share Repurchase Plan (Details) $ in Thousands			2 Months Ended	12 Months Ended
		Jan. 08, 2026 USD ($) shares	Mar. 06, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Sep. 30, 2025 USD ($) perQurater
Disclosure of Share Capital, Reserves and Other Equity Interest [Line Items]
Shares repurchased (in shares) | shares	[1]			892,045	66,000	42,500
Financial liabilities				$ 878,052
ESPP
Disclosure of Share Capital, Reserves and Other Equity Interest [Line Items]
Shares repurchased (in shares) | shares				72,000	66,000	42,500
Share Repurchase Program
Disclosure of Share Capital, Reserves and Other Equity Interest [Line Items]
Share repurchase program, amount authorized, per quarter | perQurater							50,000,000
Share repurchase program, authorized, amount							$ 125,000
Shares repurchased (in shares) | shares		738,515		820,045
Shares repurchased, consideration		$ 50,000	$ 50,000
Financial liabilities				$ 50,000

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.